UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:         |_|; Amendment Number: |_|

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Alkeon Capital Management, LLC

Address:    350 Madison Avenue
            New York, New York 10017

13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Greg Jakubowsky
Title:      Compliance Officer
Phone:      (212) 389-8710

Signature, Place and Date of Signing:


/s/ Greg Jakubowsky             New York, New York          February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      120

Form 13F Information Table Value Total: $  2,727,088
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1     028-10748               Oppenheimer Asset Management Inc.

                                                     FORM 13F INFORMATION TABLE
                                                           December 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6     COLUMN 7      COLUMN 8

                                                          VALUE    SHRS OR   SH/ PUT/ INVESTMENT    OTHER  VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x1000)  PRN AMT   PRN CALL DISCRETION    MNGRS  SOLE      SHARED    NONE
--------------                --------------    -----     -------  -------   --- ---- ----------    -----  ----      ------    ----
7 DAYS GROUP HLDGS LTD               ADR       81783J101   5,200     466,400 SH       SHARED-OTHER  1                  466,400
7 DAYS GROUP HLDGS LTD               ADR       81783J101   5,336     478,600 SH       SOLE                   478,600
ALTERA CORP                          COM       021441100  36,109     973,300 SH       SHARED-OTHER  1                  973,300
ALTERA CORP                          COM       021441100  27,988     754,400 SH       SOLE                   754,400
AMAZON COM INC                       COM       023135106  32,292     186,549 SH       SHARED-OTHER  1                  186,549
AMAZON COM INC                       COM       023135106  25,852     149,350 SH       SOLE                   149,350
ANALOG DEVICES INC                   COM       032654105  46,357   1,295,612 SH       SHARED-OTHER  1                1,295,612
ANALOG DEVICES INC                   COM       032654105  37,921   1,059,840 SH       SOLE                 1,059,840
ANSYS INC                            COM       03662Q105   6,491     113,315 SH       SHARED-OTHER  1                  113,315
ANSYS INC                            COM       03662Q105   4,972      86,800 SH       SOLE                    86,800
APPLE INC                            COM       037833100  56,389     139,233 SH       SHARED-OTHER  1                  139,233
APPLE INC                            COM       037833100  43,310     106,938 SH       SOLE                   106,938
ARCOS DORADOS HOLDINGS INC     SHS CLASS -A-   G0457F107  11,946     581,867 SH       SHARED-OTHER  1                  581,867
ARCOS DORADOS HOLDINGS INC     SHS CLASS -A-   G0457F107   9,726     473,743 SH       SOLE                   473,743
ARIBA INC                          COM NEW     04033V203  38,108   1,357,136 SH       SHARED-OTHER  1                1,357,136
ARIBA INC                          COM NEW     04033V203  27,575     982,032 SH       SOLE                   982,032
ARUBA NETWORKS INC                   COM       043176106  28,681   1,548,676 SH       SHARED-OTHER  1                1,548,676
ARUBA NETWORKS INC                   COM       043176106  23,106   1,247,625 SH       SOLE                 1,247,625
ASPEN TECHNOLOGY INC                 COM       045327103  19,684   1,134,533 SH       SHARED-OTHER  1                1,134,533
ASPEN TECHNOLOGY INC                 COM       045327103  16,179     932,500 SH       SOLE                   932,500
AVAGO TECHNOLOGIES LTD               SHS       Y0486S104  27,837     964,561 SH       SHARED-OTHER  1                  964,561
AVAGO TECHNOLOGIES LTD               SHS       Y0486S104  21,613     748,879 SH       SOLE                   748,879
BAIDU INC                      SPON ADR REP A  056752108  58,741     504,347 SH       SHARED-OTHER  1                  504,347
BAIDU INC                      SPON ADR REP A  056752108  51,363     441,000 SH       SOLE                   441,000
BROADCOM CORP                       CL A       111320107  32,426   1,104,418 SH       SHARED-OTHER  1                1,104,418
BROADCOM CORP                       CL A       111320107  24,360     829,700 SH       SOLE                   829,700
CADENCE DESIGN SYSTEM INC            COM       127387108  27,502   2,644,393 SH       SHARED-OTHER  1                2,644,393
CADENCE DESIGN SYSTEM INC            COM       127387108  23,865   2,294,700 SH       SOLE                 2,294,700
CEVA INC                             COM       157210105   4,949     163,561 SH       SHARED-OTHER  1                  163,561
CEVA INC                             COM       157210105   6,019     198,900 SH       SOLE                   198,900
CHINACACHE INTL HLDG LTD          SPON ADR     16950M107     901     224,784 SH       SHARED-OTHER  1                  224,784
CHINACACHE INTL HLDG LTD          SPON ADR     16950M107     687     171,254 SH       SOLE                   171,254
COACH INC                            COM       189754104  31,457     515,347 SH       SHARED-OTHER  1                  515,347
COACH INC                            COM       189754104  23,960     392,534 SH       SOLE                   392,534
COSTCO WHSL CORP NEW                 COM       22160K105  36,124     433,552 SH       SHARED-OTHER  1                  433,552
COSTCO WHSL CORP NEW                 COM       22160K105  25,429     305,200 SH       SOLE                   305,200
CTRIP COM INTL LTD            AMERICAN DEP SHS 22943F100   7,413     316,800 SH       SHARED-OTHER  1                  316,800
CTRIP COM INTL LTD            AMERICAN DEP SHS 22943F100   6,627     283,200 SH       SOLE                   283,200
DOLLAR TREE INC                      COM       256746108  13,704     164,889 SH       SHARED-OTHER  1                  164,889
DOLLAR TREE INC                      COM       256746108  10,417     125,336 SH       SOLE                   125,336
E M C CORP MASS                      COM       268648102  52,847   2,453,439 SH       SHARED-OTHER  1                2,453,439
E M C CORP MASS                      COM       268648102  43,192   2,005,182 SH       SOLE                 2,005,182
F5 NETWORKS INC                      COM       315616102  15,165     142,900 SH       SHARED-OTHER  1                  142,900
F5 NETWORKS INC                      COM       315616102  11,365     107,100 SH       SOLE                   107,100
FLEETCOR TECHNOLOGIES INC            COM       339041105  15,207     509,100 SH       SHARED-OTHER  1                  509,100
FLEETCOR TECHNOLOGIES INC            COM       339041105  12,300     411,800 SH       SOLE                   411,800
FOCUS MEDIA HLDG LTD            SPONSORED ADR  34415V109  20,276   1,040,345 SH       SHARED-OTHER  1                1,040,345
FOCUS MEDIA HLDG LTD            SPONSORED ADR  34415V109  15,383     789,300 SH       SOLE                   789,300
GLOBAL PMTS INC                      COM       37940X102  12,357     260,800 SH       SHARED-OTHER  1                  260,800
GLOBAL PMTS INC                      COM       37940X102   9,955     210,100 SH       SOLE                   210,100
INTERNET INITIATIVE JAPAN IN    SPONSORED ADR  46059T109   1,106     125,000 SH       SOLE                   125,000
INTUIT                               COM       461202103  27,499     522,900 SH       SHARED-OTHER  1                  522,900
INTUIT                               COM       461202103  23,513     447,100 SH       SOLE                   447,100
ISHARES INC                      MSCI JAPAN    464286848     364      40,000 SH       SOLE                    40,000
ISOFTSTONE HLDGS LTD            SPONSORED ADS  46489B108   7,015     801,717 SH       SHARED-OTHER  1                  801,717
ISOFTSTONE HLDGS LTD            SPONSORED ADS  46489B108   5,405     617,720 SH       SOLE                   617,720
JUNIPER NETWORKS INC                 COM       48203R104  19,555     958,100 SH       SHARED-OTHER  1                  958,100
JUNIPER NETWORKS INC                 COM       48203R104  15,142     741,900 SH       SOLE                   741,900
LATTICE SEMICONDUCTOR CORP           COM       518415104   7,318   1,231,970 SH       SHARED-OTHER  1                1,231,970
LATTICE SEMICONDUCTOR CORP           COM       518415104   6,106   1,027,901 SH       SOLE                 1,027,901
LE GAGA HLDGS LTD               SPONSORED ADR  521168104  10,620   2,631,982 SH       SHARED-OTHER  1                2,631,982
LE GAGA HLDGS LTD               SPONSORED ADR  521168104   7,794   1,931,540 SH       SOLE                 1,931,540
MARVELL TECHNOLOGY GROUP LTD         ORD       G5876H105  49,632   3,583,531 SH       SHARED-OTHER  1                3,583,531
MARVELL TECHNOLOGY GROUP LTD         ORD       G5876H105  38,081   2,749,550 SH       SOLE                 2,749,550
MAXIM INTEGRATED PRODS INC           COM       57772K101  49,542   1,902,536 SH       SHARED-OTHER  1                1,902,536
MAXIM INTEGRATED PRODS INC           COM       57772K101  38,848   1,491,842 SH       SOLE                 1,491,842
MENTOR GRAPHICS CORP                 COM       587200106  12,868     949,000 SH       SHARED-OTHER  1                  949,000
MENTOR GRAPHICS CORP                 COM       587200106   9,858     727,000 SH       SOLE                   727,000
MERCADOLIBRE INC                     COM       58733R102  31,245     392,816 SH       SHARED-OTHER  1                  392,816
MERCADOLIBRE INC                     COM       58733R102  25,254     317,500 SH       SOLE                   317,500
NANOMETRICS INC                      COM       630077105   9,973     541,399 SH       SHARED-OTHER  1                  541,399
NANOMETRICS INC                      COM       630077105   8,073     438,300 SH       SOLE                   438,300
NETAPP INC                           COM       64110D104  36,966   1,019,200 SH       SHARED-OTHER  1                1,019,200
NETAPP INC                           COM       64110D104  28,320     780,800 SH       SOLE                   780,800
NETEASE COM INC                 SPONSORED ADR  64110W102  46,374   1,033,988 SH       SHARED-OTHER  1                1,033,988
NETEASE COM INC                 SPONSORED ADR  64110W102  37,986     846,956 SH       SOLE                   846,956
NETSUITE INC                         COM       64118Q107  11,309     278,900 SH       SHARED-OTHER  1                  278,900
NETSUITE INC                         COM       64118Q107   8,544     210,700 SH       SOLE                   210,700
NEW ORIENTAL ED & TECH GRP I      SPON ADR     647581107  41,107   1,709,244 SH       SHARED-OTHER  1                1,709,244
NEW ORIENTAL ED & TECH GRP I      SPON ADR     647581107  35,487   1,475,564 SH       SOLE                 1,475,564
OMNIVISION TECHNOLOGIES INC          COM       682128103   5,551     453,716 SH       SHARED-OTHER  1                  453,716
OMNIVISION TECHNOLOGIES INC          COM       682128103   4,237     346,284 SH       SOLE                   346,284
QLIK TECHNOLOGIES INC                COM       74733T105  16,163     667,875 SH       SHARED-OTHER  1                  667,875
QLIK TECHNOLOGIES INC                COM       74733T105  12,721     525,670 SH       SOLE                   525,670
QUEST SOFTWARE INC                   COM       74834T103  10,963     589,396 SH       SHARED-OTHER  1                  589,396
QUEST SOFTWARE INC                   COM       74834T103   8,245     443,300 SH       SOLE                   443,300
RALPH LAUREN CORP                   CL A       751212101  16,432     119,000 SH       SHARED-OTHER  1                  119,000
RALPH LAUREN CORP                   CL A       751212101  12,841      93,000 SH       SOLE                    93,000
RED HAT INC                          COM       756577102  40,783     987,710 SH       SHARED-OTHER  1                  987,710
RED HAT INC                          COM       756577102  33,094     801,500 SH       SOLE                   801,500
SALESFORCE COM INC                   COM       79466L302  36,093     355,738 SH       SHARED-OTHER  1                  355,738
SALESFORCE COM INC                   COM       79466L302  26,532     261,500 SH       SOLE                   261,500
SANDISK CORP                         COM       80004C101  47,381     962,840 SH       SHARED-OTHER  1                  962,840
SANDISK CORP                         COM       80004C101  36,757     746,948 SH       SOLE                   746,948
SHANDA GAMES LTD               SP ADR REPTG A  81941U105     654     167,200 SH       SOLE                   167,200
SILICON IMAGE INC                    COM       82705T102   5,753   1,224,147 SH       SHARED-OTHER  1                1,224,147
SILICON IMAGE INC                    COM       82705T102   5,219   1,110,416 SH       SOLE                 1,110,416
STARBUCKS CORP                       COM       855244109   7,647     166,200 SH       SHARED-OTHER  1                  166,200
STARBUCKS CORP                       COM       855244109   6,156     133,800 SH       SOLE                   133,800
SYNOPSYS INC                         COM       871607107  59,607   2,191,442 SH       SHARED-OTHER  1                2,191,442
SYNOPSYS INC                         COM       871607107  51,661   1,899,300 SH       SOLE                 1,899,300
TALEO CORP                          CL A       87424N104   8,520     220,200 SH       SHARED-OTHER  1                  220,200
TALEO CORP                          CL A       87424N104   6,531     168,800 SH       SOLE                   168,800
TERADATA CORP DEL                    COM       88076W103  17,061     351,700 SH       SHARED-OTHER  1                  351,700
TERADATA CORP DEL                    COM       88076W103  13,743     283,300 SH       SOLE                   283,300
TERADYNE INC                         COM       880770102  38,720   2,840,800 SH       SHARED-OTHER  1                2,840,800
TERADYNE INC                         COM       880770102  31,238   2,291,850 SH       SOLE                 2,291,850
TIBCO SOFTWARE INC                   COM       88632Q103  56,746   2,373,300 SH       SHARED-OTHER  1                2,373,300
TIBCO SOFTWARE INC                   COM       88632Q103  47,359   1,980,700 SH       SOLE                 1,980,700
VANCEINFO TECHNOLOGIES INC           ADR       921564100   9,317   1,027,200 SH       SHARED-OTHER  1                1,027,200
VANCEINFO TECHNOLOGIES INC           ADR       921564100   8,080     890,900 SH       SOLE                   890,900
VERIFONE SYS INC                     COM       92342Y109  25,883     728,700 SH       SHARED-OTHER  1                  728,700
VERIFONE SYS INC                     COM       92342Y109  21,060     592,917 SH       SOLE                   592,917
VERISK ANALYTICS INC                CL A       92345Y106  45,544   1,134,916 SH       SHARED-OTHER  1                1,134,916
VERISK ANALYTICS INC                CL A       92345Y106  39,152     975,618 SH       SOLE                   975,618
WILLIAMS SONOMA INC                  COM       969904101  15,266     396,512 SH       SHARED-OTHER  1                  396,512
WILLIAMS SONOMA INC                  COM       969904101  11,692     303,700 SH       SOLE                   303,700
XILINX INC                           COM       983919101  48,625   1,516,700 SH       SHARED-OTHER  1                1,516,700
XILINX INC                           COM       983919101  39,786   1,241,000 SH       SOLE                 1,241,000
YUM BRANDS INC                       COM       988498101     708      12,000 SH       SOLE                    12,000

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